Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other Long-Term Liabilities
16.	OTHER LONG-TERM LIABILITIES

	Note	December 31, 2019	December 31, 2018
Production payment liability	13(b)	$-	$4,977
Provision for legal and tax matters	28	4,049	3,763
Note payable	5(e)	-	1,706
Other liabilities		1,101	150

		$5,150	$10,596